Offerings	Feb. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	7,391,956
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 73,919,560.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,208.29
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share, of Conexeu Sciences Inc. that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration. Estimated in accordance with Rule 457(a) of the Securities Act solely for the purpose of computing the amount of the registration fee. The offering price is based on a bona fide estimate of the maximum offering price assuming $10.00 per share, which is the midpoint of the estimated offering price range of between $8.00 and $12.00. Based on the updated offering price of $10.00, there remains 7,391,956 shares to be registered pursuant to this Form S-1/A (Amendment No. 1) filing to be sold by the selling securityholders as 2,089,167 shares were already paid for with the initial Form S-1 filing on November 28, 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,089,167
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 20,891,670.00
Amount of Registration Fee	$ 2,885.14
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share, of Conexeu Sciences Inc. that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration. Estimated in accordance with Rule 457(a) of the Securities Act solely for the purpose of computing the amount of the registration fee. The offering price is based on a bona fide estimate of the maximum offering price assuming $10.00 per share, which is the midpoint of the estimated offering price range of between $8.00 and $12.00. Based on the change in the offering price from $2.30 to $10.00, the initial Form S-1 filing on November 28, 2025 only covered the registration of 2,089,167 shares to be sold by the selling securityholders.